RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2015
RELATED PARTY TRANSACTIONS [Abstract]
Schedule of Related Parties
Name of related parties	Relationship with the Company

Beijing Kewen Cambridge Book Co., Ltd. (“BKCB”)	Entity indirectly controlled by family members of Mr. Guoqing Li, shareholder, director and chief executive officer of the Company

Beijing Kewen Guolue Information Technology Co., Ltd. (“BKGI”)	Entity indirectly controlled by family members of Mr. Guoqing Li

Beijing Baoma Diary Technology Ltd. (“Baoma”)	Equity method investee

Beijing Hechuang Technology Ltd. (“Hechuang”)	Equity method investee

Schedule of Related Party Balances
	As of December 31,
	2014	2015
	RMB	RMB	US$
Due from related parties:
BKCB	258	331	51
BKGI	117	177	27
Baoma	—	1	—
	375	509	78
Due to related parties:
BKCB	2,237	2,166	334
Baoma		37	6
Hechuang	—	77	12
	2,237	2,280	352